Related Party Transactions - Additional Information (Detail)	3 Months Ended
Mar. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Offering expenses	$ 100,000
Management fees	$ 196,000
NexPoint Real Estate Advisors VII, L.P.
Related Party Transaction [Line Items]
Percentage of annual advisory, paid monthly	1.50%
Increase (decrease) in operating expense in excess of expense capital	$ 0
Management fees	$ 200,000
NexPoint Real Estate Advisors VII, L.P. | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of direct payment of operating expense	2.50%